Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Entity File Number	001-06622
Entity Tax Identification Number	53-0261100
Entity Address, Address Line One	7550 WISCONSIN AVE
Entity Address, Address Line Two	SUITE 900
Entity Address, State or Province	MD
Entity Address, City or Town	BETHESDA
Entity Address, Postal Zip Code	20814
City Area Code	(202)
Local Phone Number	774-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest
Trading Symbol	ELME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	ELME COMMUNITIES
Entity Central Index Key	0000104894
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity Incorporation, State or Country Code	MD